OPERATING LEASES - Charter hire and office rent expense (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Operating Lease Liabilities, Payments Due [Abstract]
2022 (remaining six months)	$ 6,465
2023	13,493
2024	5,991
2025	3,289
2026	2,809
2027	2,809
Thereafter	1,960
Total minimum lease payments	36,816
Less: Imputed interest	(3,971)
Present value of operating lease liabilities	$ 32,845	$ 28,767